Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

December 31, 2021
Deferred income tax assets:
Current:
Accrual to cash	$4,050
Non-current:
Patents	90,480
Net operating losses	1,201,974
Other	61,441
Gross deferred income tax assets	1,357,945
Less: valuation allowance	(847,269)
Net deferred income tax asset	510,676

Deferred income tax liabilities:
Current:
Accrual to cash	(105,075)
Non-current
Property and equipment	(405,601)
Gross deferred income tax liabilities	(510,676)

Net deferred tax asset (liability)	$-